OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 222,353	$ 2,815,127	$ 294,540
Depletion to oil and gas property	$ 537,906	$ 575,861	$ 609,738